Restricted cash	12 Months Ended
Mar. 31, 2024
Restricted cash
Restricted cash

8.           Restricted cash

Restricted cash consists of approximately €6m (2023: €20m; 2022: €23m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).